Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		50,000,000	50,000,000
Preferred stock, shares issued		1,000,000	1,000,000
Preferred stock, shares outstanding		1,000,000	1,000,000
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares authorized		8,888,000,000	8,888,000,000
Common stock, shares issued		3,947,676,982	3,947,676,982
Common stock, shares outstanding		3,947,676,982	3,947,676,982
LandStar Inc. and Subsidiaries [Member]
Convertible notes payable, unamortized discount	$ 829,680
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	8,888,000,000	8,888,000,000
Common stock, shares issued	4,447,676,982	3,947,676,982
Common stock, shares outstanding	4,447,676,982	3,947,676,982